Business Combinations (Tables)	12 Months Ended
Dec. 31, 2020
Argyle Group
Business Acquisition [Line Items]
Schedule of Fair Values of the Assets Acquired and Liabilities Assumed

The following is a summary of the fair values of the assets acquired and liabilities assumed:

	2019	Amortization Period
Current assets	3,777,860
Property and equipment	1,013,378	3 - 17 years
Intangible assets
Purchased software	669,206	4 - 7 years
Trademark	230,500,000	Indefinite life
Goodwill	42,198,903
Current liabilities	(7,618,079))
Deferred tax liabilities	(57,625,000))
Non current liabilities	(15,642,000))
Noncontrolling interest	(70,455,096))
Total	126,819,172

Urban Hotel Group
Business Acquisition [Line Items]
Schedule of Fair Values of the Assets Acquired and Liabilities Assumed

The following is a summary of the fair values of the assets acquired and liabilities assumed:

	2019	Amortization Period
Current assets (i)	50,482,296
Property and equipment	6,913,189	3 - 10 years
Intangible assets
Favorable leases	20,100,000	Remaining lease terms
Trademark	212,800,000	Indefinite life
Purchased software	34,739	2 years
Deferred tax assets	4,000,000
Other assets	4,537,000
Goodwill	49,037,577
Current liabilities	(19,831,341))
Non current liabilities	(11,517,000))
Deferred tax liabilities	(58,225,000))
Noncontrolling interest	(67,981,964))
Total	190,349,496

(i)	Current assets acquired primarily included cash and cash equivalent of RMB28,162,864, other receivables of RMB16,928,966 and accounts receivable of RMB5,116,320.

2018 Business Combinations
Business Acquisition [Line Items]
Schedule of Fair Values of the Assets Acquired and Liabilities Assumed

The following is a summary of the fair values of the assets acquired and liabilities assumed:

	2018	Amortization Period
Current assets (i)	11,520,969
Property and equipment	32,618,088	3 - 17 years
Intangible assets
Favorable leases	20,095,000	Remaining lease terms
Trademark	1,530,000	Remaining beneficial period
Goodwill	2,827,885
Current liabilities	(18,636,959)
Deferred tax liabilities	(5,406,250)
Noncontrolling interest	(8,509,857)
Total	36,038,876

(i) Current assets acquired primarily included cash and cash equivalent of RMB1,177,106, other receivables of RMB1,438,641 and loans receivable of RMB7,500,000.